Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of restatement in the financial statements
	For the Year Ended December 31, 2019
	As Previously Reported	Adjustments	As Restated

Research and development expenses	$1,702,117	($804,329)	$897,788
General and administrative expenses	2,494,922	804,329	3,299,251
Total operating expenses	$4,197,039	$-	$4,197,039

	For the Year Ended December 31, 2018
	As Previously Reported	Adjustments	As Restated

Research and development expenses	$1,437,202	($728,747)	$708,455
General and administrative expenses	2,011,659	728,747	2,740,406
Total operating expenses	$3,448,861	$-	$3,448,861